STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.2%
Aerospace & Defense - .6%
Boeing, Sr. Unscd. Notes	2.70	5/1/2022	5,000,000		5,039,547
Agriculture - 1.0%
BAT Capital, Gtd. Notes	3.56	8/15/2027	4,000,000		3,850,088
Bunge, Gtd. Notes	4.35	3/15/2024	4,500,000		4,630,714
				8,480,802
Airlines - 1.5%
Air Canada Pass Through Trust, Notes, Ser. 2015-1, Cl. A	3.60	3/15/2027	2,518,863	[a]	2,551,104
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,335,021		4,327,001
United Airlines Pass Through Trust, Notes, Ser. 2016-2, Cl. A	3.10	10/7/2028	5,984,596		5,789,199
				12,667,304
Automobiles & Components - 1.5%
Ford Motor Credit, Sr. Unscd. Notes	4.39	1/8/2026	2,500,000		2,433,272
Ford Motor Credit, Sr. Unscd. Notes	5.58	3/18/2024	3,000,000		3,125,458
General Motors Financial, Jr. Sub. Notes, Ser. A	5.75	9/30/2027	3,500,000		3,213,997
Volkswagen Group of America Finance, Gtd. Notes	4.00	11/12/2021	4,000,000	[a]	4,107,153
				12,879,880
Banks - 19.6%
AIB Group, Sr. Unscd. Notes	4.75	10/12/2023	5,000,000	[a]	5,183,619
BAC Capital Trust XIV, Gtd. Notes, Ser. G, 3 Month LIBOR +.04%	4.00	7/18/2019	3,000,000	[b]	2,420,145
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	5,000,000		4,978,707
Bank of America, Jr. Sub. Notes, Ser. FF	5.88	3/15/2028	3,000,000		3,100,245
Bank of America, Sub. Notes	4.00	1/22/2025	4,000,000		4,133,316

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.2% (continued)
Banks - 19.6% (continued)
Bank of Ireland Group, Sr. Unscd. Notes	4.50	11/25/2023	5,000,000	[a]	5,154,955
Bank of Nova Scotia, Jr. Sub. Notes	4.65	10/12/2022	5,000,000		4,653,200
Barclays, Sub. Notes	5.20	5/12/2026	7,000,000		7,165,151
BBVA Bancomer, Sr. Unscd. Notes	4.38	4/10/2024	5,250,000	[a]	5,408,550
BNP Paribas, Sub. Notes	4.38	5/12/2026	5,000,000	[a]	5,132,963
Citigroup, Jr. Sub. Debs., Ser. Q	5.95	8/15/2020	5,000,000		5,070,075
Citigroup, Sub. Bonds	4.40	6/10/2025	4,500,000		4,716,855
Citizens Financial Group, Sub. Bonds	3.75	7/1/2024	6,000,000		6,050,661
Cooperatieve Rabobank, Gtd. Notes	4.38	8/4/2025	6,500,000		6,783,662
Credit Agricole, Sub. Notes	4.00	1/10/2033	7,250,000	[a]	7,091,876
Credit Suisse Group, Sr. Unscd. Notes	3.00	12/14/2023	7,000,000	[a]	6,970,359
Deutsche Bank, Sub. Notes	4.50	4/1/2025	7,500,000	[c]	7,043,695
Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	6,750,000		6,777,446
HSBC Holdings, Sub. Notes	4.25	3/14/2024	5,500,000		5,688,067
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	4,500,000		4,596,937
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	3,000,000		3,030,671
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,000,000	[a,c]	3,611,994
Llyods Banking Group, Sub. Notes	4.58	12/10/2025	3,000,000		3,053,448
Morgan Stanley, Sub. Notes	4.88	11/1/2022	6,000,000		6,387,827
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a]	3,520,007
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,000,000		6,468,735
Royal Bank of Scotland Group, Sub. Bonds	6.10	6/10/2023	5,764,000		6,118,809
Societe Generale, Sub. Notes	4.75	11/24/2025	6,750,000	[a]	6,981,592
Standard Chartered, Sr. Unscd. Notes	3.79	5/21/2025	4,750,000	[a]	4,749,672

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.2% (continued)
Banks - 19.6% (continued)
Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		3,013,912
UniCredit, Sr. Unscd. Notes	6.57	1/14/2022	4,000,000	[a]	4,181,317
Westpac Banking, Sub. Notes	4.32	11/23/2031	5,000,000		5,096,550
Zions Bancorp, Sr. Unscd. Notes	3.50	8/27/2021	3,000,000		3,049,854
				167,384,872
Beverage Products - 1.8%
Becle, Gtd. Notes	3.75	5/13/2025	6,000,000	[a]	5,914,709
Constellation Brands, Gtd. Notes	4.40	11/15/2025	5,000,000		5,348,009
Keurig Dr Pepper, Gtd. Notes	4.60	5/25/2028	3,750,000	[a]	4,007,302
				15,270,020
Building Materials - .5%
CRH America, Gtd. Notes	3.88	5/18/2025	3,000,000	[a]	3,073,462
CRH America Finance, Gtd. Notes	3.40	5/9/2027	1,500,000	[a]	1,469,518
				4,542,980
Chemicals - 1.5%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,000,000		5,067,445
Westlake Chemical, Gtd. Notes	3.60	8/15/2026	4,000,000		3,963,793
Yara International, Sr. Unscd. Notes	4.75	6/1/2028	3,750,000	[a]	3,958,352
				12,989,590
Commercial & Professional Services - 1.5%
Moody's, Sr. Unscd. Notes	4.50	9/1/2022	5,000,000		5,260,282
Total System Services, Sr. Unscd. Notes	4.80	4/1/2026	7,000,000		7,538,151
				12,798,433
Consumer Discretionary - 2.6%
Hasbro, Sr. Unscd. Notes	3.15	5/15/2021	5,000,000		5,032,287
Leggett & Platt, Sr. Unscd. Notes	4.40	3/15/2029	4,000,000		4,149,383
Marriott International, Sr. Unscd. Notes	3.60	4/15/2024	3,000,000		3,093,741
NVR, Sr. Unscd. Notes	3.95	9/15/2022	6,250,000		6,478,694

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.2% (continued)
Consumer Discretionary - 2.6% (continued)
Whirlpool, Sr. Unscd. Notes	4.75	2/26/2029	3,500,000	3,696,803
				22,450,908
Consumer Durables & Apparel - .7%
Michael Kors USA, Gtd. Notes	4.00	11/1/2024	3,000,000	[a] 3,022,000
Tapestry, Sr. Unscd. Notes	3.00	7/15/2022	3,000,000	3,006,436
				6,028,436
Consumer Staples - .4%
Newell Brands, Sr. Unscd. Notes	5.00	11/15/2023	3,400,000	3,504,411
Diversified Financials - 2.5%
AerCap Ireland Capital, Gtd. Notes	4.45	10/1/2025	3,000,000	3,099,369
Blackstone Holdings Finance, Gtd. Notes	4.75	2/15/2023	3,000,000	[a] 3,206,386
Cantor Fitzgerald, Sr. Unscd. Notes	4.88	5/1/2024	3,000,000	[a] 3,039,962
E*Trade Financial, Sr. Unscd. Notes	3.80	8/24/2027	3,750,000	3,717,724
International Lease Finance, Sr. Unscd. Notes	5.88	8/15/2022	1,500,000	1,622,942
Stifel Financial, Sr. Unscd. Bonds	4.25	7/18/2024	6,000,000	6,224,263
				20,910,646
Electronic Components - 2.3%
Arrow Electronics, Sr. Unscd. Notes	3.25	9/8/2024	2,000,000	1,967,798
Arrow Electronics, Sr. Unscd. Notes	4.00	4/1/2025	3,000,000	3,072,110
Avnet, Sr. Unscd. Notes	4.88	12/1/2022	3,000,000	3,178,120
Jabil, Sr. Unscd. Bonds	5.63	12/15/2020	3,737,000	3,891,076
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	7,250,000	7,485,936
				19,595,040
Energy - 8.5%
Andeavor, Gtd. Notes	4.75	12/15/2023	4,000,000	4,274,806
Andeavor Logistics, Gtd. Notes	3.50	12/1/2022	2,000,000	2,037,939
Andeavor Logistics, Gtd. Notes	4.25	12/1/2027	1,500,000	1,541,592
Andeavor Logistics, Gtd. Notes	6.25	10/15/2022	746,000	766,515

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.2% (continued)
Energy - 8.5% (continued)
Antero Resources, Gtd. Notes	5.13	12/1/2022	3,000,000		2,981,250
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,000,000		4,150,080
Continental Resources, Gtd. Notes	5.00	9/15/2022	5,600,000		5,648,383
Enbridge, Sr. Unscd. Notes	4.25	12/1/2026	4,000,000		4,258,417
Energy Transfer Operating, Gtd. Bonds	5.50	6/1/2027	2,500,000		2,709,752
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	3,000,000		3,240,055
Eni, Sr. Unscd. Notes	4.25	5/9/2029	5,000,000	[a,c]	5,103,036
EQT Midstream Partners, Sr. Unscd. Notes	4.00	8/1/2024	5,000,000		4,916,127
Harvest Operations, Gtd. Notes	4.20	6/1/2023	2,000,000	[a]	2,110,254
Marathon Oil, Sr. Unscd. Notes	2.80	11/1/2022	5,000,000		4,956,908
Newfield Exploration, Gtd. Notes	5.38	1/1/2026	2,225,000		2,415,096
Newfield Exploration, Gtd. Notes	5.63	7/1/2024	3,500,000		3,843,834
Petroleos Mexicanos, Gtd. Notes	4.63	9/21/2023	5,000,000		4,991,875
Sabal Trail Transmission, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	3,173,346
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,191,404
Saudi Arabian Oil Co., Sr. Unscd. Notes	3.50	4/16/2029	4,000,000	[a]	3,997,380
Williams Partners, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		3,040,038
				72,348,087
Environmental Control - .5%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,800,000		3,874,475
Financials - 2.0%
Apollo Management Holdings, Gtd. Notes	4.00	5/30/2024	6,000,000	[a]	6,154,004
Carlyle Holdings Finance, Gtd. Notes	3.88	2/1/2023	5,921,000	[a]	6,075,663
GATX, Sr. Unscd. Notes	3.25	3/30/2025	2,000,000		1,977,681

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.2% (continued)
Financials - 2.0% (continued)
GATX, Sr. Unscd. Notes	4.75	6/15/2022	3,000,000		3,158,411
				17,365,759
Food Products - 1.7%
Flowers Foods, Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		1,978,699
Flowers Foods, Sr. Unscd. Notes	4.38	4/1/2022	5,500,000		5,739,592
Grupo Bimbo, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	3,089,244
Grupo Bimbo, Sub. Notes	5.95	4/17/2023	500,000	[a]	520,220
McCormick & Co., Sr. Unscd. Notes	3.15	8/15/2024	3,000,000		3,026,565
				14,354,320
Foreign/Governmental - 1.0%
Bermudian Government, Sr. Unscd. Notes	4.75	2/15/2029	200,000	[a]	214,850
Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,727,425
Petroleos Mexicanos, Gtd. Notes	5.50	1/21/2021	3,000,000		3,088,500
Saudi Arabian Government, Sr. Unscd. Notes	2.38	10/26/2021	2,700,000	[a]	2,670,322
				8,701,097
Forest Products & Other - 1.0%
Georgia-Pacific, Sr. Unscd. Notes	3.16	11/15/2021	6,000,000	[a]	6,071,994
International Paper, Sr. Unscd. Notes	3.00	2/15/2027	2,500,000	[c]	2,421,035
				8,493,029
Health Care - 5.8%
AbbVie, Sr. Unscd. Notes	3.60	5/14/2025	5,000,000		5,100,376
Bayer US Finance II, Gtd. Notes	3.88	12/15/2023	1,000,000	[a]	1,017,614
Celgene, Sr. Unscd. Notes	3.90	2/20/2028	6,000,000		6,302,613
Cigna, Gtd. Notes	4.38	10/15/2028	3,500,000	[a]	3,676,945
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	4,250,000		4,403,093
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		1,996,477
Dignity Health, Unscd. Notes	3.13	11/1/2022	5,000,000		5,077,393

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.2% (continued)
Health Care - 5.8% (continued)
Express Scripts Holdings, Gtd. Notes	3.00	7/15/2023	3,000,000	3,010,816
Magellan Health, Sr. Unscd. Notes	4.90	9/22/2024	5,000,000	4,825,000
Montefiore Obligated Group, Unscd. Bond, Ser. 18-C	5.25	11/1/2048	5,000,000	5,500,844
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	5,500,000	[a] 6,103,348
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes	2.20	7/21/2021	2,500,000	2,316,125
				49,330,644
Industrials - 2.4%
Carlisle Cos., Sr. Unscd. Notes	3.75	12/1/2027	4,000,000	3,998,230
Fluor, Sr. Unscd. Notes	4.25	9/15/2028	4,500,000	4,569,252
Huntington Ingalls Industries, Gtd. Notes	3.48	12/1/2027	3,000,000	2,979,300
Oshkosh, Sr. Unscd. Notes	4.60	5/15/2028	4,000,000	4,136,948
Pentair Finance, Gtd. Notes	2.65	12/1/2019	4,500,000	4,495,299
				20,179,029
Information Technology - 4.3%
Activision Blizzard, Sr. Unscd. Notes	3.40	9/15/2026	2,000,000	2,015,307
Broadridge Financial Solutions, Sr. Unscd. Notes	3.95	9/1/2020	4,850,000	4,926,602
CA, Sr. Unscd. Notes	3.60	8/1/2020	3,000,000	3,014,454
Cadence Design Systems, Sr. Unscd. Notes	4.38	10/15/2024	6,250,000	6,547,427
Citrix Systems, Sr. Unscd. Notes	4.50	12/1/2027	5,500,000	5,614,052
Electronic Arts, Sr. Unscd. Notes	4.80	3/1/2026	3,000,000	3,298,445
Fidelity National Information Services, Sr. Unscd. Notes	3.75	5/21/2029	2,500,000	2,558,886
Fiserv, Sr. Unscd. Notes	3.50	10/1/2022	5,500,000	5,644,594
VMware, Sr. Unscd. Notes	2.95	8/21/2022	3,000,000	3,000,829
				36,620,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.2% (continued)
Insurance - 2.8%
Assured Guaranty US Holdings, Gtd. Notes	5.00	7/1/2024	6,000,000		6,502,489
Brighthouse Financial, Sr. Unscd. Notes	3.70	6/22/2027	3,500,000		3,265,580
MetLife, Jr. Sub. Notes, Ser. D	5.88	3/15/2028	5,500,000		5,707,735
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	5,850,000		6,066,655
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	2,500,000		2,541,346
				24,083,805
Internet Software & Services - 1.4%
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	2,000,000		2,024,173
eBay, Sr. Unscd. Notes	3.60	6/5/2027	4,000,000		4,007,504
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,500,000	[a]	5,556,616
				11,588,293
Materials - .5%
WRKCo, Gtd. Notes	3.75	3/15/2025	4,000,000		4,111,441
Media - 2.8%
Discovery Communications, Gtd. Notes	3.95	3/20/2028	6,250,000		6,260,658
Fox, Sr. Unscd. Notes	4.71	1/25/2029	1,000,000	[a]	1,094,500
Grupo Televisa, Sr. Unscd. Notes	4.63	1/30/2026	5,000,000	[c]	5,167,477
NBCUniversal Media, Gtd. Notes	4.38	4/1/2021	6,500,000		6,722,848
Sky, Gtd. Notes	2.63	9/16/2019	5,000,000	[a]	4,998,081
				24,243,564
Metals & Mining - .8%
Anglo American Capital, Gtd. Notes	4.50	3/15/2028	4,000,000	[a]	4,012,502
Glencore Funding, Gtd. Notes	4.13	3/12/2024	1,000,000	[a]	1,019,060
Glencore Funding, Gtd. Notes	4.63	4/29/2024	2,000,000	[a]	2,075,284
				7,106,846
Municipal Bonds - 5.0%
Chicago, GO, Ser. B	7.05	1/1/2029	7,100,000		7,841,169
Detroit, GO, Ser. B-1	6.00	4/1/2044	3,000,000		2,619,660

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.2% (continued)
Municipal Bonds - 5.0% (continued)
Illinois, GO (Build America Bonds)	6.20	7/1/2021	660,000	681,080
Medical Center Hospital Authority, Revenue Bonds, Refunding (Columbus Regional Healthcare System, Inc. Project)	4.88	8/1/2022	5,000,000	5,291,100
New Jersey Transportation Trust Fund Authority, GO (Build America Bonds) Ser. C	6.10	12/15/2028	7,010,000	7,298,602
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,677,400
North Texas Tollway Authority, Revenue Bonds (Build America Bonds)	8.91	2/1/2030	5,000,000	5,203,000
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	4,210,500
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	6,600,000	6,633,066
				42,455,577
Real Estate - 7.3%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	3,327,000	3,442,517
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	2,000,000	2,123,251
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	4,000,000	4,263,601
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	3,080,000	3,184,659
Brandywine Operating Partnership, Gtd. Notes	4.55	10/1/2029	1,500,000	1,558,358
CBRE Services, Gtd. Notes	4.88	3/1/2026	6,000,000	6,434,380
Duke Realty, Sr. Unscd. Notes	3.25	6/30/2026	1,000,000	1,002,835
EPR Properties, Gtd. Notes	4.75	12/15/2026	3,600,000	3,775,613
Essex Portfolio, Gtd. Notes	3.25	5/1/2023	3,000,000	3,031,782
Healthcare Trust of America Holdings, Gtd. Notes	3.75	7/1/2027	4,000,000	4,052,054

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.2% (continued)
Real Estate - 7.3% (continued)
Highwoods Realty, Sr. Unscd. Notes	4.20	4/15/2029	3,000,000		3,092,409
Hudson Pacific Properties, Gtd. Notes	3.95	11/1/2027	2,500,000		2,508,102
Hudson Pacific Properties, Gtd. Notes	4.65	4/1/2029	3,000,000		3,164,791
Kilroy Realty, Gtd. Notes	4.38	10/1/2025	4,250,000		4,493,394
Liberty Property, Sr. Unscd. Notes	3.25	10/1/2026	4,000,000		3,948,015
Life Storage, Gtd. Notes	4.00	6/15/2029	4,300,000		4,340,117
Retail Opportunity Investments Partnership, Gtd. Notes	4.00	12/15/2024	3,000,000		2,958,013
Retail Opportunity Investments Partnership, Gtd. Notes	5.00	12/15/2023	2,000,000		2,068,133
Weingarten Realty Investors, Sr. Unscd. Notes	4.45	1/15/2024	3,000,000		3,134,240
				62,576,264
Retailing - 2.2%
Alimentation Couche-Tard, Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	3,007,486
Dollar Tree, Sr. Unscd. Notes	4.00	5/15/2025	4,000,000		4,120,677
Macy's Retail Holdings, Gtd. Notes	2.88	2/15/2023	3,000,000		2,919,084
Nordstorm, Sr. Unscd. Notes	4.00	3/15/2027	4,000,000	[c]	3,973,654
O'Reilly Automotive, Sr. Unscd. Notes	3.90	6/1/2029	5,000,000		5,127,090
				19,147,991
Semiconductors & Semiconductor Equipment - 2.5%
KLA-Tencor, Sr. Unscd. Notes	4.10	3/15/2029	3,750,000		3,854,029
Lam Research, Sr. Unscd. Notes	3.80	3/15/2025	6,000,000		6,290,638
Microchip Technology, Sr. Scd. Notes	4.33	6/1/2023	5,500,000	[a]	5,658,524
NXP, Gtd. Notes	4.88	3/1/2024	5,000,000	[a]	5,277,400
				21,080,591
Technology Hardware & Equipment - .6%
Dell International, Sr. Scd. Notes	4.90	10/1/2026	1,125,000	[a]	1,152,387

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.2% (continued)
Technology Hardware & Equipment - .6% (continued)
Dell International, Sr. Scd. Notes	8.10	7/15/2036	3,000,000	[a]	3,603,985
				4,756,372
Telecommunication Services - 3.3%
AT&T, Sr. Unscd. Notes	3.40	5/15/2025	7,500,000		7,584,781
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	4,585,000		4,692,097
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	6,500,000		6,928,872
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	5,500,000		5,651,742
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	3,000,000		3,248,770
				28,106,262
Utilities - 2.8%
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	5,000,000		5,246,901
Cleveland Electric Illuminating, Sr. Unscd. Notes	4.55	11/15/2030	4,000,000	[a]	4,318,468
Entergy, Sr. Unscd. Notes	2.95	9/1/2026	2,000,000		1,968,060
Exelon, Jr. Sub. Notes	3.50	6/1/2022	3,500,000		3,565,702
Mid-Atlantic Interstate Transmission, Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a]	3,131,860
Mississippi Power, Sr. Unscd. Notes	3.95	3/30/2028	5,000,000		5,229,125
				23,460,116
Total Bonds and Notes (cost $808,058,152)			828,527,027

Preferred Stocks - .4%
Diversified Financials - .4%
Air Lease (cost $3,000,000)	6.15	3/15/2024	120,000		3,186,000
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $17,716,047)	2.40		17,716,047	[d]	17,716,047

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,530,300)	2.40	10,530,300	[d] 10,530,300
Total Investments (cost $839,304,499)		100.9%	859,959,374
Liabilities, Less Cash and Receivables		(0.9%)	(7,899,341)
Net Assets		100.0%	852,060,033

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $189,948,650 or 22.29% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $10,418,722 and the value of the collateral held by the fund was $10,872,307, consisting of cash collateral of $10,530,300 and U.S. Government & Agency securities valued at $342,007.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	777,370,353	-	777,370,353
Equity Securities - Preferred Stocks†	3,186,000	-	-	3,186,000
Foreign Government	-	8,701,097	-	8,701,097
Investment Companies	28,246,347	-	-	28,246,347
Municipal Bonds	-	42,455,577	-	42,455,577

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

NOTES

At May 31, 2019, accumulated net unrealized appreciation on investments was $20,654,875, consisting of $24,573,247 gross unrealized appreciation and $3,918,372 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.